United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  December 31, 2012

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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						Toth Financial Advisory Corporation
                                                              FORM 13F
                                                          December 31, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    y                001055102     4403 82881.07 SH       Sole                                   82881.07
Abbott Laboratories            y                002824100     4474 68301.00 SH       Sole                                   68301.00
Alliance Bankshares Corporatio y                018535104      256 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             y                02209s103      258  8195.00 SH       Sole                                    8195.00
American Airlines              y                                 8 10000.00 SH       Sole                                   10000.00
Apple Computer, Inc.           y                037833100      264   495.77 SH       Sole                                     495.77
Aqua America Inc.              y                               605 23804.00 SH       Sole                                   23804.00
BB & T Corporation             y                054937107      373 12812.00 SH       Sole                                   12812.00
Bank America Corporation       y                060505104      700 60279.04 SH       Sole                                   60279.04
Baxter International Inc.      y                071813109      434  6505.00 SH       Sole                                    6505.00
Becton, Dickinson and Company  y                075887109      354  4525.00 SH       Sole                                    4525.00
Brown-Forman Corporation       y                               441  6974.00 SH       Sole                                    6974.00
CVS Corporation DEL            y                126650100     4380 90592.00 SH       Sole                                   90592.00
Caterpillar Inc.               y                149123101      268  2996.00 SH       Sole                                    2996.00
Celgene Corporation            y                151020104      421  5365.00 SH       Sole                                    5365.00
China Networks International   y                G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      y                171340102     1497 27945.00 SH       Sole                                   27945.00
Cisco Systems, Inc.            y                17275r102     2972 151230.61SH       Sole                                  151230.61
Clorox Company                 y                189054109     2430 33192.00 SH       Sole                                   33192.00
Coca Cola Co                   y                191216100     2679 73916.00 SH       Sole                                   73916.00
Colgate-Palmolive              y                194162103     3945 37737.00 SH       Sole                                   37737.00
Disney Co. Walt HLDG Co.       y                254687106      197  3960.00 SH       Sole                                    3960.00
Eagle Bancorp, Inc MD          y                               810 40558.00 SH       Sole                                   40558.00
Eastman Chemical Co.           y                277432100      340  5000.00 SH       Sole                                    5000.00
Ecolab Inc.                    y                              2192 30481.00 SH       Sole                                   30481.00
Equifax Inc.                   y                294429105     1586 29308.00 SH       Sole                                   29308.00
Exxon-Mobil Corporation        y                30231G102      748  8640.00 SH       Sole                                    8640.00
Fiserv, Inc.                   y                337738108     2920 36952.00 SH       Sole                                   36952.00
Flextronics International LTD  y                y2573f102      757 121931.00SH       Sole                                  121931.00
General Electric Company       y                369604103     4347 207091.00SH       Sole                                  207091.00
General Mills, Inc.            y                370334104     1173 29010.00 SH       Sole                                   29010.00
H.J. Heinz Company             y                423074103     1792 31076.00 SH       Sole                                   31076.00
HSN Inc                        y                               522  9475.00 SH       Sole                                    9475.00
Home Depot, Inc.               y                437076102      294  4760.00 SH       Sole                                    4760.00
Hormel Foods Corporation       y                440452100      623 19960.00 SH       Sole                                   19960.00
Intel Corporation              y                458140100      753 36520.00 SH       Sole                                   36520.00
International Business Machine y                459200101     4391 22925.44 SH       Sole                                   22925.44
J.M. Smuckers Company New      y                832696405      498  5780.00 SH       Sole                                    5780.00
Jabil Circut, Inc.             y                466313103      945 48987.00 SH       Sole                                   48987.00
Johnson & Johnson              y                478160104     4226 60279.69 SH       Sole                                   60279.69
Kellogg                        y                487836108      617 11052.00 SH       Sole                                   11052.00
Kimberly-Clark Corporation     y                494368103     1545 18301.00 SH       Sole                                   18301.00
Kraft Foods Group, Inc.        y                               303  6670.00 SH       Sole                                    6670.00
Mako Surgical Corporation      y                560879108      318 24720.00 SH       Sole                                   24720.00
Manitowoc Company, Inc.        y                563571108     1453 92695.39 SH       Sole                                   92695.39
McCormick & Co., Inc.          y                579780206      664 10453.00 SH       Sole                                   10453.00
McDonalds Corporation          y                580135101     1279 14495.00 SH       Sole                                   14495.00
Medtronic, Inc.                y                585055106     3231 78763.78 SH       Sole                                   78763.78
Microsoft Corporation          y                594918104     1511 56568.00 SH       Sole                                   56568.00
Mondelez International, Inc.   y                               858 33717.00 SH       Sole                                   33717.00
Oracle Corporation             y                68389x105      954 28630.65 SH       Sole                                   28630.65
Patterson Companies            y                703395103     1854 54174.00 SH       Sole                                   54174.00
Pepsico, Inc.                  y                713448108     2725 39826.21 SH       Sole                                   39826.21
Perkinelmer, Inc.              y                714046109      329 10355.00 SH       Sole                                   10355.00
Phillip Morris International   y                718172109      722  8634.00 SH       Sole                                    8634.00
Procter & Gamble               y                742718109     2959 43586.00 SH       Sole                                   43586.00
Quest Diagnostic, Inc.         y                74834l100     1209 20756.00 SH       Sole                                   20756.00
Snap On, Inc.                  y                833034101      581  7360.00 SH       Sole                                    7360.00
Stryker Corporation            y                863667101     3473 63343.93 SH       Sole                                   63343.93
Sysco Corporation              y                871829107     1788 56477.00 SH       Sole                                   56477.00
TransAtlantic Petroleum Ltd.   y                                14 17300.00 SH       Sole                                   17300.00
Wal-Mart Stores                y                931142103     3699 54216.00 SH       Sole                                   54216.00
Walgreen Co.                   y                931422109     3133 84649.53 SH       Sole                                   84649.53
Zogenix Inc                    y                                28 20950.00 SH       Sole                                   20950.00
Consumer Discretionary (SPDR)  y                81369y407     3819 80498.00 SH       Sole                                   80498.00
Consumer Staples (SPDR)        y                81369Y308     1656 47445.00 SH       Sole                                   47445.00
DJ Internet (First Trust)      y                               808 20725.00 SH       Sole                                   20725.00
DJ Transportation (iShares)    y                464287192     2899 30729.21 SH       Sole                                   30729.21
DJ US Telecom (iShares)        y                              2002 82539.00 SH       Sole                                   82539.00
Dow Industrials                y                               378  5385.00 SH       Sole                                    5385.00
Emerging Markets (Vanguard)    y                922042858     1022 22947.33 SH       Sole                                   22947.33
Energy (Vanguard)              y                92204a306      204  1995.00 SH       Sole                                    1995.00
FTSE China 25 Index (iShares)  y                464287184      221  5470.00 SH       Sole                                    5470.00
Financial (SPDR)               y                81369y605     2208 134700.49SH       Sole                                  134700.49
Financials                     y                74347R743     1414 20850.00 SH       Sole                                   20850.00
Global Infrastructure (Index)  y                454090101      477 13355.00 SH       Sole                                   13355.00
Healthcare (SPDR)              y                81369Y209     2011 50415.00 SH       Sole                                   50415.00
Industrials                    y                74347R727      355  6507.00 SH       Sole                                    6507.00
Industrials (SPDR)             y                81369y704     2847 75113.00 SH       Sole                                   75113.00
KBW Insurance (SPDR)           y                78464a789      905 20565.00 SH       Sole                                   20565.00
MSCI Mexico Investable Mkt (iS y                               663  9397.00 SH       Sole                                    9397.00
Materials (SPDR)               y                81369y100     1324 35258.00 SH       Sole                                   35258.00
Mid-Cap (Vanguard)             y                922908629     1331 16149.00 SH       Sole                                   16149.00
Nasdaq Biotechnology (iShares) y                464287556     2919 21273.00 SH       Sole                                   21273.00
Preferred Stocks (PowerShares) y                              1870 127376.00SH       Sole                                  127376.00
QQQ                            y                74347r206     2133 38912.00 SH       Sole                                   38912.00
REIT (Vanguard)                y                922908553     3345 50841.00 SH       Sole                                   50841.00
Real Estate                    y                74347R677     1113 16110.00 SH       Sole                                   16110.00
Retail (SPDR)                  y                              2519 40392.00 SH       Sole                                   40392.00
Russell Microcap (iShares)     y                464288869     2155 41185.00 SH       Sole                                   41185.00
S&P 500 (ProShares Ultra)      y                74347r107     2297 38065.04 SH       Sole                                   38065.04
S&P Homebuilders (SPDR)        y                78464a888     3157 118682.00SH       Sole                                  118682.00
Technology                     y                74347R693      876 12511.00 SH       Sole                                   12511.00
Technology (SPDR)              y                81369y803     2833 98196.00 SH       Sole                                   98196.00
Utilities (SPDR)               y                81369Y886     2183 62526.00 SH       Sole                                   62526.00
Water Resources (PowerShares)  y                73935x575     1092 52620.00 SH       Sole                                   52620.00
American Century Equity Income                  025076100      148 18883.309SH       Sole                                  18883.309
American Funds EuroPacific GR                   298706409      712 17381.145SH       Sole                                  17381.145
Forester Discovery                                             640 48874.924SH       Sole                                  48874.924
Growth Fund of America - Class                  399874882      979 28743.866SH       Sole                                  28743.866
Matthews Asia Dividend Fund                     577125107     1905 130626.908SH      Sole                                 130626.908
Metlife Stable Value                            000000000        0 28411.535SH       Sole                                  28411.535
Perkins MidCap Value INV Share                  471023598      373 17468.464SH       Sole                                  17468.464
RS Global Natural Resources Fu                  74972H705      365 9964.736 SH       Sole                                   9964.736
Vanguard Wellesley Income                       921938106      425 17622.961SH       Sole                                  17622.961
Janus Aspen Balanced Portfolio                  000000000     2265 173205.1600SH     Sole                                173205.1600
Janus Aspen Series Flexible Bo                  000000000      170 11487.5670SH      Sole                                 11487.5670
Pimco VIT High Yield Portfolio                  000000000      254 13844.8560SH      Sole                                 13844.8560
Seligman Global Technology                      000000000       83 10617.3212SH      Sole                                 10617.3212
Seligman Global Technology                                     338 34438.8030SH      Sole                                 34438.8030
Fidelity VIP Equity Income                      000000000       40 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       78 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                113 DATA RECORDS              159422            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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